Segment Information (Details Narrative)	3 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Number of operating segment	1
Segment reporting, CODM, profit (loss) measure, how used, description	The CODM considers consolidated net income (loss) to be the measure of segment profit and loss for monitoring budget versus actual results, performing variance analysis, and forecasting future performance.
Segment reporting, expense information used by CODM, description	The CODM considers the impact of significant segment expenses on net income, which are the same expenses presented on the condensed consolidated statements of operations and comprehensive loss when making operating decisions.